Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,286,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,574.79
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,574.79
Narrative - Max Aggregate Offering Price	$ 10,286,000.00
Final Prospectus	true